Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2014
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 12
Central Index Key	dei_EntityCentralIndexKey	0001051562
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 22, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2014
Prospectus Date	rr_ProspectusDate	May 30, 2014